GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
Cool Company Ltd. (“CoolCo”, the “Company” or “Successor”) was incorporated in 2018 under the laws of Bermuda. In the period from the incorporation of CoolCo in October 2018 until early 2022 when the transactions described below occurred, the operations of CoolCo were considered insignificant. Beginning in early 2022, CoolCo started engaging in the acquisition, ownership, operation and chartering of liquefied natural gas (“LNG”) carriers (“LNGCs”), and the management of third party vessels. The Company is currently listed on the Euronext Growth Oslo and New York Stock Exchange ("NYSE") under the symbol "CLCO".

As used herein and unless otherwise required by the context, the terms “CoolCo”, the “Company”, “we”, “our”, “us” and words of similar import refer to CoolCo or any one or more of its consolidated subsidiaries, or to all such entities.

References to “QPSL” refer to Quantum Pacific Shipping Ltd. and to any one or more of its subsidiaries. References to “EPS” refer to EPS Ventures Ltd., a wholly-owned subsidiary of QPSL.

As of December 31, 2024, CoolCo’s own fleet, collectively referred to as the "Vessels", comprised of twelve LNGCs, including seven modern tri-fuel diesel electric (“TFDE”) vessels we acquired from Golar LNG Limited (“Golar”), four vessels, comprised of two modern 2-stroke and two TFDE vessels, acquired from Quantum Crude Tankers Ltd, an affiliate of EPS and one state-of-the-art newbuild 2-stroke MEGA LNG carriers which was successfully delivered on October 18, 2024 by Hyundai Samho Heavy Industries (“HHI”) in the Republic of Korea. In addition, CoolCo also managed three vessels (including both LNGCs and Floating Storage and Regasification Units (“FSRUs”)) for third parties.

A.Acquisitions from Golar LNG Limited

Golar Shipping and Vessel Management (“GSVM” or "Predecessor”) was a carve-out business of Golar. During the Predecessor periods reported herein, GSVM was engaged in the acquisition, ownership, operation and chartering of LNGCs, previously reported within the 'Shipping' segment by Golar, and the operation of third party vessels under management agreements, previously reported within the 'Corporate and other' segment by Golar. On January 26, 2022, CoolCo entered into various agreements with Golar, including:

1) Vessel SPA: CoolCo and Golar entered into the Vessel SPA, as amended on February 25, 2022, pursuant to which CoolCo acquired all of the outstanding shares of nine of Golar’s wholly-owned subsidiaries on various dates between March and April 2022. For details, refer to notes to the audited financial statements enclosed within our annual report on Form 20-F for the year ended December 31, 2023.

2) Revolving Credit Facility: CoolCo and Golar entered into a Revolving Credit Facility (the "RCF") for up to $25.0 million to fund CoolCo’s working capital requirements. On May 28, 2023, CoolCo terminated the RCF.

3) Transitional Services Agreement: CoolCo and Golar entered into a Transitional Services Agreement (the "TSA"), which was subsequently replaced with the Administrative Services Agreement (the "ASA") pursuant to which Golar provided corporate administrative services to CoolCo for a fixed daily fee. The ASA expired on June 30, 2023.

4) ManCo Agreement: CoolCo and Golar agreed that following the conclusion of an internal reorganization of Golar’s management organization, CoolCo acquired Golar’s LNGC and FSRU management organization on June 30, 2022.

On January 26, 2022, CoolCo authorized the issuance of 398,990,000 additional common shares with par value of $1.00, increasing the total number of authorized common shares to 400,000,000. These new common shares have the same rights as the issued and outstanding common shares prior to such date.

On February 17, 2022, CoolCo entered into a Senior Secured Sustainability Linked Amortizing Term Loan of $570.0 million due to mature in 2027 with a syndicate of banks, which CoolCo drew down contemporaneously with the respective vessel acquisitions to refinance Golar’s existing financing relating to certain of the vessels acquired pursuant to the Vessel SPA, as discussed above.
In February 2022, CoolCo sold 27.5 million common shares at a price of $10.00 per share raising gross proceeds of $275.0 million (net: $266.7 million) in a private placement to investors including EPS (the “Private Placement”). The proceeds were also used to finance the acquisition of the Original Vessels. The common shares were listed on Norwegian Over-The-Counter Market (N-OTC) following completion of the Private Placement. On February 22, 2022, CoolCo completed its listing of common shares on the Euronext Growth Oslo. Golar determined that it relinquished control of CoolCo on January 26, 2022.

On June 30, 2022, CoolCo entered into various agreements (the “ManCo SPA”) with Golar (as contemplated in the ManCo Agreement) to purchase Golar's LNG carrier and FSRU management organization, pursuant to which CoolCo acquired four of Golar's wholly-owned management subsidiaries, including agreements to manage third parties' fleets of LNG carriers and FSRUs. Following completion of the transactions contemplated under the ManCo SPA, the employees of such entities became CoolCo employees. CoolCo’s acquisitions of the four management entities closed and conveyed on the same date.

The Company accounted for the acquisitions pursuant to Vessel SPA and ManCo SPA as asset acquisitions. For details, refer to notes to the audited financial statements enclosed within our annual report on Form 20-F for the year ended December 31, 2023.

B.     Acquisition from Quantum Crude Tankers Ltd, an affiliate of EPS

On November 10, 2022, pursuant to the Master Sale Agreement (“MSA”), we acquired four special purpose vehicles with contracted LNG carriers, the 2021 built 2-stroke Kool Orca, the 2020 built 2-stroke Kool Firn, and the 2015 built TFDE vessels Kool Boreas and Kool Baltic (together the “Acquisition Vessels”), from Quantum Crude Tankers Ltd (“QCT”), an affiliate of EPS for an aggregate purchase price of approximately $662.8 million.

We financed the purchase price with the net proceeds of the Second Private Placement and assumed debt of $520.0 million
(Note 19), resulting in a net cash consideration of $135.2 million In connection with the acquisition, the Company completed a private placement of shares in November 2022 consisting of (i) a primary offering of new shares in the Company and (ii) a secondary offering of existing shares by Golar (the ‘‘Second Private Placement’’). The Company raised gross proceeds equivalent to approximately $170 million (net: $166.0 million) through an issuance of 13,678,462 new shares, and Golar sold 8,046,154 existing shares to EPS for approximately $100 million.

The Company also accounted for the acquisition pursuant to the MSA as an asset acquisition. For details, refer to notes to the audited financial statements enclosed within our annual report on Form 20-F for the year ended December 31, 2023.